Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2013
Japanese plans
Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥62,508	$665
2015	64,803	689
2016	66,445	706
2017	66,497	707
2018	67,780	721
from 2019 to 2023	379,369	4,034

Total	¥707,402	$7,522

Information Regarding Defined Benefit Plans

Information regarding Toyota’s defined benefit plans is as follows:

Japanese plans

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Change in benefit obligation
Benefit obligation at beginning of year	¥1,362,053	¥1,480,387	$15,740
Service cost	57,241	60,261	641
Interest cost	30,660	27,804	296
Plan participants’ contributions	834	918	10
Plan amendments	632	(3,462)	(37)
Net actuarial loss	67,098	90,667	964
Acquisition and other	27,435	(776)	(8)
Benefits paid	(65,566)	(61,388)	(653)

Benefit obligation at end of year	1,480,387	1,594,411	16,953

Change in plan assets
Fair value of plan assets at beginning of year	885,741	927,545	9,862
Actual return on plan assets	1,493	145,141	1,543
Acquisition and other	27,947	(264)	(3)
Employer contributions	50,423	53,906	573
Plan participants’ contributions	834	918	10
Benefits paid	(38,893)	(36,988)	(393)

Fair value of plan assets at end of year	927,545	1,090,258	11,592

Funded status	¥552,842	¥504,153	$5,361

Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans

Amounts recognized in the consolidated balance sheet as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Accrued expenses (Accrued pension and severance costs)	¥19,553	¥25,160	$268
Accrued pension and severance costs	553,096	582,491	6,193
Investments and other assets - Other (Prepaid pension and severance costs)	(19,807)	(103,498)	(1,100)

Net amount recognized	¥552,842	¥504,153	$5,361

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Net actuarial loss	¥(381,770)	¥(333,203)	$(3,543)
Prior service costs	57,930	53,360	567
Net transition obligation	—	—	—

Net amount recognized	¥(323,840)	¥(279,843)	$(2,976)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Projected benefit obligation	¥728,469	¥749,561	$7,970
Accumulated benefit obligation	639,196	685,763	7,291
Fair value of plan assets	153,945	165,262	1,757

Components of Net Periodic Pension Cost

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Service cost	¥61,134	¥57,241	¥60,261	$641
Interest cost	31,782	30,660	27,804	296
Expected return on plan assets	(21,200)	(21,558)	(22,352)	(238)
Amortization of prior service costs	(24,421)	(16,326)	(8,033)	(86)
Recognized net actuarial loss	15,029	28,342	16,619	177
Amortization of net transition obligation	1,944	1,626	—	—

Net periodic pension cost	¥64,268	¥79,985	¥74,299	$790

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net actuarial gain (loss)	¥(15,734)	¥(87,163)	¥32,122	$341
Recognized net actuarial loss	15,029	28,342	16,619	177
Prior service costs	1,287	(632)	3,462	37
Amortization of prior service costs	(24,421)	(16,326)	(8,033)	(86)
Amortization of net transition obligation	1,944	1,626	—	—
Other	10,529	63	(173)	(2)

Total recognized in other comprehensive income (loss)	¥(11,366)	¥(74,090)	¥43,997	$467

Summary of Fair Value of Classes of Plan Assets

The following table summarizes the fair value of classes of plan assets as of March 31, 2012 and 2013. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥353,282	¥—	¥—	¥353,282
Commingled funds	—	158,027	—	158,027

	353,282	158,027	—	511,309

Debt securities
Government bonds	63,327	—	—	63,327
Commingled funds	—	176,596	—	176,596
Other	—	20,155	591	20,746

	63,327	196,751	591	260,669

Insurance contracts	—	83,993	—	83,993
Other	27,006	4,503	40,065	71,574

Total	¥443,615	¥443,274	¥40,656	¥927,545

	Yen in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥440,971	¥—	¥—	¥440,971
Commingled funds	—	184,879	—	184,879

	440,971	184,879	—	625,850

Debt securities
Government bonds	81,867	—	—	81,867
Commingled funds	—	203,933	—	203,933
Other	—	23,594	441	24,035

	81,867	227,527	441	309,835

Insurance contracts	—	91,326	—	91,326
Other	17,789	3,923	41,535	63,247

Total	¥540,627	¥507,655	¥41,976	¥1,090,258

	U.S. dollars in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$4,689	$—	$—	$4,689
Commingled funds	—	1,966	—	1,966

	4,689	1,966	—	6,655

Debt securities
Government bonds	870	—	—	870
Commingled funds	—	2,168	—	2,168
Other	—	251	5	256

	870	2,419	5	3,294

Insurance contracts	—	971	—	971
Other	189	42	441	672

Total	$5,748	$5,398	$446	$11,592

Changes in Level 3 Plan Assets Measured At Fair Value

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	¥928	¥37,421	¥38,349
Actual return on plan assets	7	934	941
Purchases, sales and settlements	(189)	19	(170)
Other	—	—	—

Balance at end of year	¥746	¥38,374	¥39,120

	Yen in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	¥746	¥38,374	¥39,120
Actual return on plan assets	5	(1,762)	(1,757)
Purchases, sales and settlements	(160)	3,453	3,293
Other	—	—	—

Balance at end of year	¥591	¥40,065	¥40,656

	Yen in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	¥591	¥40,065	¥40,656
Actual return on plan assets	3	438	441
Purchases, sales and settlements	(153)	1,032	879
Other	—	—	—

Balance at end of year	¥441	¥41,535	¥41,976

	U.S. dollars in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	$6	$426	$432
Actual return on plan assets	0	4	4
Purchases, sales and settlements	(1)	11	10
Other	—	—	—

Balance at end of year	$5	$441	$446

Japanese plans | Benefit Obligations
Weighted-Average Assumptions Used	Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate	2.0%	1.7%
Rate of compensation increase	2.3%	2.2%

Japanese plans | Net Periodic Pension Cost
Weighted-Average Assumptions Used

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the years ended March 31,
	2011	2012	2013
Discount rate	2.3%	2.3%	2.0%
Expected return on plan assets	2.3%	2.5%	2.5%
Rate of compensation increase	2.3%	2.3%	2.3%

Foreign Plans
Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2014	¥8,535	$91
2015	9,264	99
2016	9,955	106
2017	10,660	113
2018	11,491	122
from 2019 to 2023	73,651	783

Total	¥123,556	$1,314

Information Regarding Defined Benefit Plans

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Change in benefit obligation
Benefit obligation at beginning of year	¥367,125	¥467,000	$4,965
Service cost	21,298	27,943	297
Interest cost	21,739	24,300	258
Plan participants’ contributions	221	246	3
Plan amendments	108	(43)	(0)
Net actuarial loss	50,222	38,986	415
Acquisition and other	13,061	82,907	881
Benefits paid	(6,774)	(8,179)	(87)

Benefit obligation at end of year	467,000	633,160	6,732

Change in plan assets
Fair value of plan assets at beginning of year	297,644	343,226	3,649
Actual return on plan assets	14,816	46,359	493
Acquisition and other	19,600	60,138	640
Employer contributions	16,125	35,354	376
Plan participants’ contributions	221	246	3
Benefits paid	(5,180)	(6,084)	(65)

Fair value of plan assets at end of year	343,226	479,239	5,096

Funded status	¥123,774	¥153,921	$1,636

Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans

Amounts recognized in the consolidated balance sheet as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Accrued expenses (Accrued pension and severance costs)	¥1,523	¥1,762	$18
Accrued pension and severance costs	155,306	183,621	1,953
Investments and other assets - Other (Prepaid pension and severance costs)	(33,055)	(31,462)	(335)

Net amount recognized	¥123,774	¥153,921	$1,636

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2012 and 2013 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Net actuarial loss	¥(75,069)	¥(96,151)	$(1,022)
Prior service costs	(2,333)	(1,921)	(20)
Net transition obligation	—	—	—

Net amount recognized	¥(77,402)	¥(98,072)	$(1,042)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Projected benefit obligation	¥229,015	¥251,596	$2,675
Accumulated benefit obligation	190,422	213,934	2,275
Fair value of plan assets	52,123	43,277	460

Components of Net Periodic Pension Cost

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Service cost	¥21,288	¥21,298	¥27,943	$297
Interest cost	20,720	21,739	24,300	258
Expected return on plan assets	(21,164)	(22,864)	(23,177)	(246)
Amortization of prior service costs	389	351	369	4
Recognized net actuarial loss	1,066	1,783	2,884	31
Amortization of net transition obligation	—	—	—	—

Net periodic pension cost	¥22,299	¥22,307	¥32,319	$344

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net actuarial loss	¥(6,244)	¥(58,270)	¥(15,804)	$(168)
Recognized net actuarial loss	1,066	1,783	2,884	31
Prior service costs	142	(108)	43	0
Amortization of prior service costs	389	351	369	4
Amortization of net transition obligation	—	—	—	—
Other	30,466	5,888	(8,162)	(87)

Total recognized in other comprehensive income (loss)	¥25,819	¥(50,356)	¥(20,670)	$(220)

Summary of Fair Value of Classes of Plan Assets

The following table summarizes the fair value of classes of plan assets as of March 31, 2012 and 2013. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2012
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥114,955	¥—	¥—	¥114,955
Commingled funds	—	74,815	—	74,815

	114,955	74,815	—	189,770

Debt securities
Government bonds	25,084	—	—	25,084
Commingled funds	—	43,062	—	43,062
Other	—	29,278	—	29,278

	25,084	72,340	—	97,424

Insurance contracts	—	—	—	—
Other	21,184	3,471	31,377	56,032

Total	¥161,223	¥150,626	¥31,377	¥343,226

	Yen in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥183,611	¥—	¥—	¥183,611
Commingled funds	—	86,539	—	86,539

	183,611	86,539	—	270,150

Debt securities
Government bonds	47,083	—	—	47,083
Commingled funds	—	42,754	—	42,754
Other	—	40,486	—	40,486

	47,083	83,240	—	130,323

Insurance contracts	—	1,202	—	1,202
Other	30,739	6,218	40,607	77,564

Total	¥261,433	¥177,199	¥40,607	¥479,239

	U.S. dollars in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$1,952	$—	$—	$1,952
Commingled funds	—	920	—	920

	1,952	920	—	2,872

Debt securities
Government bonds	501	—	—	501
Commingled funds	—	455	—	455
Other	—	430	—	430

	501	885	—	1,386

Insurance contracts	—	13	—	13
Other	327	66	432	825

Total	$2,780	$1,884	$432	$5,096

Changes in Level 3 Plan Assets Measured At Fair Value

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2011, 2012 and 2013:

	Yen in millions
	For the year ended March 31, 2011
	Debt securities	Other	Total
Balance at beginning of year	¥2,663	¥9,097	¥11,760
Actual return on plan assets	305	974	1,279
Purchases, sales and settlements	(2,759)	11,471	8,712
Other	(209)	(1,065)	(1,274)

Balance at end of year	¥—	¥20,477	¥20,477

	Yen in millions
	For the year ended March 31, 2012
	Debt securities	Other	Total
Balance at beginning of year	¥—	¥20,477	¥20,477
Actual return on plan assets	—	1,243	1,243
Purchases, sales and settlements	—	9,514	9,514
Other	—	143	143

Balance at end of year	¥—	¥31,377	¥31,377

	Yen in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	¥—	¥31,377	¥31,377
Actual return on plan assets	—	2,472	2,472
Purchases, sales and settlements	—	2,599	2,599
Other	—	4,159	4,159

Balance at end of year	¥—	¥40,607	¥40,607

	U.S. dollars in millions
	For the year ended March 31, 2013
	Debt securities	Other	Total
Balance at beginning of year	$—	$334	$334
Actual return on plan assets	—	26	26
Purchases, sales and settlements	—	28	28
Other	—	44	44

Balance at end of year	$—	$432	$432

Foreign Plans | Benefit Obligations
Weighted-Average Assumptions Used	Weighted-average assumptions used to determine benefit obligations as of March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
Discount rate	5.0%	4.5%
Rate of compensation increase	4.5%	4.6%

Foreign Plans | Net Periodic Pension Cost
Weighted-Average Assumptions Used

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 are as follows:

	For the years ended March 31,
	2011	2012	2013
Discount rate	6.2%	5.7%	5.0%
Expected return on plan assets	7.4%	7.3%	7.0%
Rate of compensation increase	4.5%	4.4%	4.5%